Offerings - Offering: 1	Feb. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Shares, par value US $0.0001 per share
Amount Registered | shares	3,640,000
Proposed Maximum Offering Price per Unit	13.35
Maximum Aggregate Offering Price	$ 48,594,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,710.83
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers 3,640,000 Class A common shares, par value US $0.0001 per share (“Class A Common Shares”) of Patria Investments Limited (the “Company” or “Registrant”) (i) authorized for issuance under the Patria Investments Limited Long-Term Incentive Plan (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Class A Common Shares that may become issuable under the Plan by reason of any stock dividend, stock split, or other similar transaction.

Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(h) and 457(c) under the Securities Act on the basis of the average of the high and low prices reported for a Class A Common Share on the NASDAQ Global Select Market on February 26, 2026.

Rounded up to the nearest penny in U.S. dollars.

The Registrant does not have any fee offsets.